PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Collective bargaining agreement, period	3 years
Increase (reduction) in pension obligation		€ 0	€ (47)
Gains on pension plan amendments		€ 0	€ 47	€ (32)
Weighted-average maturity of defined benefit obligations		11 years 6 months	11 years 2 months 12 days
Defined benefit obligations
Disclosure of defined benefit plans [line items]
Increase (reduction) in pension obligation		€ (4)	€ (47)
Other Benefits
Disclosure of defined benefit plans [line items]
Gains on pension plan amendments					€ 36
Expected contributions to pension and other benefits for next year		16
Other Benefits | Defined benefit obligations
Disclosure of defined benefit plans [line items]
Increase (reduction) in pension obligation		0	(49)
OPEB
Disclosure of defined benefit plans [line items]
Gains on pension plan amendments			49
Loss recognized on disputes about plan changes				€ 31
Pension Benefits
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits for next year		32
Pension Benefits | Defined benefit obligations
Disclosure of defined benefit plans [line items]
Increase (reduction) in pension obligation		€ (4)	€ 2